Fixed Assets	9 Months Ended
Mar. 31, 2012
Fixed Assets [Abstract]
Fixed Assets
9.	Fixed Assets:
			Net Book Value
	Cost	Accumulated Amortization	March 31, 2012	June 30,2011

Property and Equipment	$844,151	$379,178	$464,973	$487,740

During the nine month period ended March 31, 2012, total additions to property, plant and equipment were $36,218 (2011- $45,712) and total disposals of property, plant and equipment were $nil (2011- $16,800). During the nine month period ended March 31, 2012 the Company recorded depreciation of $58,985 (2011-$53,147).